Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	MONETTA TRUST
Central Index Key	0000894240
Amendment Flag	false
Document Creation Date	Apr. 24, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Monetta Fund | Monetta Fund
Risk/Return:
Trading Symbol	MONTX
Monetta Young Investor Fund | Monetta Young Investor Fund
Risk/Return:
Trading Symbol	MYIFX
Orion/Monetta Intermediate Bond Fund | Orion/Monetta Intermediate Bond Fund
Risk/Return:
Trading Symbol	MIBFX